Shareholder Report, Holdings (Details)	Jan. 31, 2025
C000243995 | US Treasuries
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243995 | Crude Oil
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243995 | Gold
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243995 | S&P 500 Index
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243995 | Australian Dollar/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243995 | Euro/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243995 | Japanese Yen/US Dollar
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243995 | Euro-BUND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243995 | DAX Index
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243995 | Euro-STOXX
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243995 | Currencies
Holdings [Line Items]
Percent of Total Investments	29.50%
C000243995 | Stocks
Holdings [Line Items]
Percent of Total Investments	26.40%
C000243995 | Bonds and Rates
Holdings [Line Items]
Percent of Total Investments	25.90%
C000243995 | Commodities
Holdings [Line Items]
Percent of Total Investments	18.20%
C000243995 | FR_TSR_Top10_CRUDE
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000243995 | FR_TSR_Top10_GOLD
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000243995 | FR_TSR_Top10_SILVER
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000243995 | FR_TSR_Top10_COPPER
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000243995 | FR_TSR_Top10_AUD
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000243995 | FR_TSR_Top10_EURO
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000243995 | FR_TSR_Top10_YEN
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000243995 | FR_TSR_Top10_CAD
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243995 | FR_TSR_Top10_GBP
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000243995 | FR_TSR_Top10_S&P500
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000243995 | FR_TSR_Top10_DAX
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000243995 | FR_TSR_Top10_EUROSTOXX
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000243995 | FR_TSR_Top10_NASDAQ
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000243995 | FR_TSR_Top10_TSEI
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000243995 | FR_TSR_Top10_USTREAS
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000243995 | FR_TSR_Top10_EUROBND
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000243995 | FR_TSR_TOP10_SEC_GILTS
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000243995 | FR_TSR_Top10_EUROBOB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000247981 | Kinross Gold Corp.__
Holdings [Line Items]
Percent of Total Investments	5.10%
C000247981 | Siemens Energy AG__
Holdings [Line Items]
Percent of Total Investments	4.80%
C000247981 | Methanex Corp.__
Holdings [Line Items]
Percent of Total Investments	4.50%
C000247981 | Targa Resources Corp.__
Holdings [Line Items]
Percent of Total Investments	3.90%
C000247981 | Kinetik Holdings, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.70%
C000247981 | Smurfit WestRock PLC__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000247981 | Hudbay Minerals, Inc.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000247981 | Permian Resources Corp.__
Holdings [Line Items]
Percent of Total Investments	3.60%
C000247981 | Teck Resources Ltd.__
Holdings [Line Items]
Percent of Total Investments	3.20%
C000247981 | U.S. Steel Corp.__
Holdings [Line Items]
Percent of Total Investments	3.10%
C000247981 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000247981 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000247981 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000247981 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000247981 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000247981 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	54.20%
C000247981 | Burkina Faso
Holdings [Line Items]
Percent of Total Investments	1.10%
C000247981 | Brazil
Holdings [Line Items]
Percent of Total Investments	1.20%
C000247981 | Congo, The Democratic Republic Of
Holdings [Line Items]
Percent of Total Investments	1.50%
C000247981 | Zambia
Holdings [Line Items]
Percent of Total Investments	1.60%
C000247981 | Norway
Holdings [Line Items]
Percent of Total Investments	1.80%
C000247981 | South Africa
Holdings [Line Items]
Percent of Total Investments	1.80%
C000247981 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	3.50%
C000247981 | Germany
Holdings [Line Items]
Percent of Total Investments	7.30%
C000247981 | Canada
Holdings [Line Items]
Percent of Total Investments	25.40%
C000247981 | United States
Holdings [Line Items]
Percent of Total Investments	53.80%
C000247981 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.80%
C000247981 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	46.20%